Commitments and Contingencies - Summary of Primary Payment Guarantees that the Company Provided from the Guarantee Institution (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 1,860,245
Executed amount	992,040
Payment guarantees provided from the guarantee institution [member]
Disclosure of contingent liabilities [line items]
Agreed amount	18,416,040
Executed amount	16,859,596
Payment guarantees provided from the guarantee institution [member] | Construction Guarantee Cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	7,286,664
Executed amount	7,286,664
Payment guarantees provided from the guarantee institution [member] | Engineering guarantee insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	901,168
Executed amount	513,163
Payment guarantees provided from the guarantee institution [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Agreed amount	567,904
Executed amount	567,904
Payment guarantees provided from the guarantee institution [member] | Korea Housing & Urban Guarantee Corporation [member]
Disclosure of contingent liabilities [line items]
Agreed amount	7,436,886
Executed amount	7,429,429
Payment guarantees provided from the guarantee institution [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	2,046,468
Executed amount	885,486
Payment guarantees provided from the guarantee institution [member] | Korea software financial cooperative [member]
Disclosure of contingent liabilities [line items]
Agreed amount	126,983
Executed amount	126,983
Payment guarantees provided from the guarantee institution [member] | Seoul guarantee insurance two [member]
Disclosure of contingent liabilities [line items]
Agreed amount	45,630
Executed amount	45,630
Payment guarantees provided from the guarantee institution [member] | Construction guarantee cooperative one [member]
Disclosure of contingent liabilities [line items]
Agreed amount	4,337
Executed amount	₩ 4,337